Goodwill and Other Intangible Assets - Changes in Carrying Value of Goodwill by Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Goodwill [Line Items]
Reporting Unit, Zero or Negative Carrying Amount, Amount of Allocated Goodwill		$ 405
Goodwill [Roll Forward]
Goodwill, Gross		5,060
Goodwill, Acquired During Period	[1]	2,207
Goodwill, Gross		7,267
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(3,452)
Goodwill, Impaired, Accumulated Impairment Loss		(3,452)
Net Carrying Value of Goodwill		3,815	[2]	$ 1,608
Las Vegas, NV [Member]
Goodwill [Roll Forward]
Goodwill, Gross		4,410
Goodwill, Acquired During Period	[1]	1,794
Goodwill, Gross		6,204
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(3,115)
Goodwill, Impaired, Accumulated Impairment Loss		(3,115)
Net Carrying Value of Goodwill		3,089	[2]	1,295
Other U.S. [Member]
Goodwill [Roll Forward]
Goodwill, Gross		650
Goodwill, Acquired During Period	[1]	352
Goodwill, Gross		1,002
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(337)
Goodwill, Impaired, Accumulated Impairment Loss		(337)
Net Carrying Value of Goodwill		665	[2]	313
Corporate and Other [Member]
Goodwill [Roll Forward]
Goodwill, Gross		0
Goodwill, Acquired During Period	[1]	61
Goodwill, Gross		61
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		0
Goodwill, Impaired, Accumulated Impairment Loss		0
Net Carrying Value of Goodwill		$ 61	[2]	$ 0

[1]	See Note 4 for further details relating to the acquisition of OpCo.
[2]	$405 million of goodwill is associated with a reporting unit with zero or negative carrying value. As the reporting unit has a positive fair value and as a result of the revised one-step impairment test under ASU 2017-04 described above, there is no impairment associated with this reporting unit.